RELATED PARTY TRANSACTIONS - Schedule of Related Party Agreements and Transactions in the Consolidated Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Power purchase and revenue agreements	$ 18	$ 0	$ 14
Development services	23	0	0
Total related party revenues	41	0	14
Other income
Gain on disposition	0	23	0
Distribution income	0	3	8
Total other income	19	26	8
Direct operating costs
Other related party services	(22)	(12)	(5)
Interest expense
Borrowings	(189)	(63)	(35)
Contract balance accretion	(31)	(30)	(26)
Total interest expense	(220)	(93)	(61)
Other related party services (expense) income	0	5	3
Financial instrument gain	1	3	21
Total other revenue	1	8	24
Management service costs	(223)	(204)	(205)
Investment tax credits	$ 19	$ 131	$ 0